Document and Entity Information	Nov. 02, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2022
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o MagnaChip Semiconductor S.A.
Entity Address, Address Line Two	1, Allée Scheffer,
Entity Address, Postal Zip Code	L-2520
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Country Region	352
City Area Code	45
Local Phone Number	62-62
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001325702
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true